Vanguard Global ESG Select Stock Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	60 Months Ended	67 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE All-World Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.57%	10.35%	11.81%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.51%	12.01%	13.32%
Performance Inception Date	Jun. 05, 2019
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.75%	11.45%	12.77%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.38%	9.49%	10.64%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.61%	12.12%	13.43%
Performance Inception Date	Jun. 05, 2019